RELATED PARTY TRANSACTIONS, Founder Shares (Details)						11 Months Ended		12 Months Ended
	Aug. 27, 2021 shares	Feb. 11, 2021 shares	Feb. 03, 2021 shares	Jan. 26, 2021 shares	Feb. 10, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2021 USD ($) $ / shares shares
Founder Shares [Abstract]
Proceeds from issuance of common stock | $						$ 25,000		$ 196,000,000
Stock conversion basis of business combination								1
Class A Ordinary Share [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)						0		0
Stock conversion basis of business combination								1
Threshold trading days								20 days
Threshold consecutive trading days								30 days
Common stock, shares issued (in shares)						0		0
Class A Ordinary Share [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares								$ 12.00
Period after initial Business Combination								150 days
Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)				4,312,500		5,031,250	[1]	5,000,000
Number of shares returned and canceled (in shares)		31,250		1,437,500
Common stock, shares issued (in shares)		718,750				5,031,250	[1]	5,000,000
Class B Ordinary Shares [Member] | Maximum [Member]
Founder Shares [Abstract]
Shares subject to forfeiture (in shares)		656,250						656,250
Sponsor [Member]
Founder Shares [Abstract]
Holding period for transfer, assignment or sale of Founder Shares								1 year
Sponsor [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Proceeds from issuance of common stock | $					$ 25,000
Issuance of ordinary shares to Sponsor (in shares)					5,750,000
Number of shares returned and canceled (in shares)				1,437,500
Founder shares as a percentage of issued and outstanding shares after Initial Public Offering		20.00%
Common stock no longer subject to forfeiture (in shares)		625,000
Mr. Taney [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)			50,000
Mr. Bornstein [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)			40,000
Mr. Kekedjian [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)			40,000
Mr. Finkelman [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)	40,000

[1]	Excludes an aggregate of up to 656,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 26, 2021, the Sponsor returned 1,437,500 Class B ordinary shares to the Company, which were canceled, and on February 11, 2021 the Company effected a share capitalization pursuant to which an additional 718,750 Founder Shares were issued resulting in an aggregate of 5,031,250 Class B ordinary shares outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share cancellation.